MORTGAGE LOANS ON REAL ESTATE - Schedule of Age Analysis of Loans by Property Type (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Allowance for credit loss	$ (158)	$ (60)
Real Estate
Financing Receivable, Past Due [Line Items]
Total	12,584	6,022
Total, net of allowance	12,426	5,962
Commercial mortgage loans: | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 9,891	$ 6,022
Percentage	100.00%	100.00%
Allowance for credit loss	$ (149)	$ (60)
Total, net of allowance	9,742	5,962
Commercial mortgage loans: | Real Estate | Agricultural
Financing Receivable, Past Due [Line Items]
Total	$ 447	$ 0
Percentage	5.00%	0.00%
Commercial mortgage loans: | Real Estate | Apartments
Financing Receivable, Past Due [Line Items]
Total	$ 2,533	$ 1,266
Percentage	25.00%	21.00%
Commercial mortgage loans: | Real Estate | Hotel
Financing Receivable, Past Due [Line Items]
Total	$ 1,251	$ 1,012
Percentage	13.00%	17.00%
Commercial mortgage loans: | Real Estate | Industrial
Financing Receivable, Past Due [Line Items]
Total	$ 1,930	$ 1,083
Percentage	20.00%	18.00%
Commercial mortgage loans: | Real Estate | Office
Financing Receivable, Past Due [Line Items]
Total	$ 1,418	$ 990
Percentage	13.00%	16.00%
Commercial mortgage loans: | Real Estate | Parking
Financing Receivable, Past Due [Line Items]
Total	$ 297	$ 413
Percentage	3.00%	7.00%
Commercial mortgage loans: | Real Estate | Retail
Financing Receivable, Past Due [Line Items]
Total	$ 1,633	$ 832
Percentage	17.00%	14.00%
Commercial mortgage loans: | Real Estate | Storage
Financing Receivable, Past Due [Line Items]
Total	$ 181	$ 132
Percentage	2.00%	2.00%
Commercial mortgage loans: | Real Estate | Other
Financing Receivable, Past Due [Line Items]
Total	$ 201	$ 294
Percentage	2.00%	5.00%
Commercial mortgage loans: | Real Estate | Pacific
Financing Receivable, Past Due [Line Items]
Total	$ 2,126	$ 983
Percentage	21.00%	16.00%
Commercial mortgage loans: | Real Estate | Mountain
Financing Receivable, Past Due [Line Items]
Total	$ 1,687	$ 1,336
Percentage	17.00%	22.00%
Commercial mortgage loans: | Real Estate | West North Central
Financing Receivable, Past Due [Line Items]
Total	$ 302	$ 178
Percentage	3.00%	3.00%
Commercial mortgage loans: | Real Estate | West South Central
Financing Receivable, Past Due [Line Items]
Total	$ 1,480	$ 1,122
Percentage	15.00%	19.00%
Commercial mortgage loans: | Real Estate | East North Central
Financing Receivable, Past Due [Line Items]
Total	$ 1,084	$ 861
Percentage	11.00%	14.00%
Commercial mortgage loans: | Real Estate | East South Central
Financing Receivable, Past Due [Line Items]
Total	$ 146	$ 49
Percentage	1.00%	1.00%
Commercial mortgage loans: | Real Estate | Middle Atlantic
Financing Receivable, Past Due [Line Items]
Total	$ 677	$ 203
Percentage	7.00%	3.00%
Commercial mortgage loans: | Real Estate | South Atlantic
Financing Receivable, Past Due [Line Items]
Total	$ 2,029	$ 1,097
Percentage	21.00%	18.00%
Commercial mortgage loans: | Real Estate | New England
Financing Receivable, Past Due [Line Items]
Total	$ 149	$ 36
Percentage	2.00%	1.00%
Commercial mortgage loans: | Real Estate | Other (multi-region, non-US)
Financing Receivable, Past Due [Line Items]
Total	$ 211	$ 157
Percentage	2.00%	3.00%